Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Accrued Liabilities and Other Liabilities [Abstract]
Accrued payroll and social insurance	$ 2,310,507	$ 2,938,675
Cash collected on behalf of the customers	77,408	251,734
Other taxes payable	662,974	698,275
Accrued IPO cost	1,167,185
Accrued service expenses	789,427	872,257
Interest payable to investors	612,443
Others	240,963	266,679
Accrued Expenses and Other Current Liabilities	$ 5,860,907	$ 5,027,620